Note 4 - Fair Value Measurements - Items Measured at Fair Value on a Nonrecurring Basis (Details) - Cost Method Securities [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Long-term investments
Fair value on a nonrecurring basis	$ 2,414
Total losses	(4,953)
Fair Value, Inputs, Level 3 [Member]
Long-term investments
Fair value on a nonrecurring basis	$ 2,414